Goodwill - Assumptions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Applications, Technology & Services
Key Assumptions
Budgeted revenue growth (average of the budgeted period)	12.80%	11.40%
After-tax discount rate	11.90%	11.10%
Terminal growth rate	3.00%	3.00%
Detailed planning period (in years)	5 years	5 years
Target operating margin	34.50%	27.80%
Business Network
Key Assumptions
Budgeted revenue growth (average of the budgeted period)	12.70%	14.00%
After-tax discount rate	12.50%	11.90%
Terminal growth rate	3.00%	3.00%
Detailed planning period (in years)	10 years	10 years
Target operating margin	25.20%	24.20%
Excess of recoverable amount over carrying amount	€ 2,719	€ 2,821
Emarsys
Key Assumptions
Budgeted revenue growth (average of the budgeted period)	13.30%	13.90%
After-tax discount rate	12.30%	11.70%
Terminal growth rate	3.00%	3.00%
Detailed planning period (in years)	12 years	12 years
Target operating margin	33.20%	29.40%
Excess of recoverable amount over carrying amount	€ 618	€ 513
Taulia
Key Assumptions
Budgeted revenue growth (average of the budgeted period)	22.30%	24.80%
After-tax discount rate	11.00%	11.30%
Terminal growth rate	3.00%	3.00%
Detailed planning period (in years)	13 years	13 years
Target operating margin	26.50%	24.90%
Excess of recoverable amount over carrying amount	€ 567	€ 366
Sustainability
Key Assumptions
Budgeted revenue growth (average of the budgeted period)	31.50%	34.60%
After-tax discount rate	11.70%	10.90%
Terminal growth rate	3.00%	3.00%
Detailed planning period (in years)	12 years	12 years
Target operating margin	26.90%	26.20%
Excess of recoverable amount over carrying amount	€ 246	€ 112